Leases - Schedule of Right-of-Use Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Schedule of Right-of-Use Assets [Line Items]
Carrying amount of beginning of year	¥ 51,252	$ 7,021	¥ 46,636	$ 6,389
Additions	17,108	2,344	16,194	2,219
Depreciation charge	(11,134)	(1,525)	(11,632)	(1,594)
Disposal	(1,067)	(146)
Exchange realignment	(50)	(7)	54	7
Carrying amount of end of year	56,109	$ 7,687	51,252	$ 7,021
Buildings [Member]
Schedule of Right-of-Use Assets [Line Items]
Carrying amount of beginning of year	23,654		17,908
Additions	17,108		16,194
Depreciation charge	(10,004)		(10,502)
Disposal	(1,067)
Exchange realignment	(50)		54
Carrying amount of end of year	29,641		23,654
Leasehold land [Member]
Schedule of Right-of-Use Assets [Line Items]
Carrying amount of beginning of year	27,598		28,728
Additions
Depreciation charge	(1,130)		(1,130)
Disposal
Exchange realignment
Carrying amount of end of year	¥ 26,468		¥ 27,598